Offerings	Oct. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable public warrants included as part of the units
Amount Registered | shares	9,200,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 9,200,000 redeemable public warrants included in the units, including 1,200,000 public warrants issuable upon full exercise of the underwriters' over-allotment option. Each unit includes one redeemable public warrant. No separate fee is payable pursuant to Rule 457(g) under the Securities Act. The Rule 416 provision in Offering Note 4 also applies to these public warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable public warrants included as part of the units
Amount Registered | shares	9,200,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 105,800,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,204.60
Offering Note	Represents 9,200,000 Class A ordinary shares underlying the public warrants described in Offering Note 1. The fee is calculated pursuant to Rule 457(a) as 9,200,000 shares multiplied by the $11.50 exercise price and the fee rate of 0.000087, resulting in $9,204.60. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. In this pre-effective amendment, the Registrant is reducing the registered units and representative shares while increasing the public warrants and underlying shares from the quantities in the initial registration statement. The Registrant has not relied on Rule 457(o) and is electing to recalculate the filing fee for the registration statement in its entirety at the current offering amounts, offering prices and filing fee rate, and to claim a Rule 457(b) offset as set forth in Table 2.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable public warrant
Amount Registered | shares	9,200,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 92,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,004.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 1,200,000 units, consisting of 1,200,000 ordinary shares and 1,200,000 redeemable public warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	9,200,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act"). (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative's Class A ordinary shares
Amount Registered | shares	414,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,140,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 360.18
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act"). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).